As filed with the Securities and Exchange Commission on May 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Air Freight & Logistics - 3.3%
8,245	Expeditors International of Washington, Inc.	$304,405

	Beverages - 3.2%
4,395	PepsiCo, Inc.	290,773

	Biotechnology - 10.3%
11,840	Celgene Corp.*	733,607
4,035	Genzyme Corp.	209,134
		942,741

	Capital Markets - 10.1%
4,350	Invesco Ltd.	95,309
1,730	Northern Trust Corp.	95,600
11,915	The Charles Schwab Corp.	222,691
11,500	SEI Investments Co.	252,655
5,670	State Street Corp.	255,944
		922,199

	Chemicals - 4.0%
5,190	Monsanto Co.	370,670

	Computers & Peripheral Equipment - 12.6%
2,070	Apple Computer, Inc.*	486,305
13,145	Cisco Systems, Inc.*	342,164
9,925	NetApp, Inc.*	323,158
		1,151,627

	Electronic Equipment, Instruments & Components - 4.1%
6,440	Dolby Laboratories, Inc.*	377,835

	Energy Equipment & Services - 1.3%
1,905	Schlumberger Ltd.	120,891

	Health Care Equipment & Supplies - 19.0%
3,035	C.R. Bard, Inc.	262,892
3,855	Baxter International, Inc.	224,361
5,475	Gen-Probe, Inc.*	273,750
655	Intuitive Surgical, Inc.*	228,025
6,270	Stryker Corp.	358,769
7,135	Varian Medical Systems, Inc.*	394,780
		1,742,577

	Internet Software & Services - 9.3%
935	Google, Inc.*	530,154
1,280	Priceline Communications, Inc.*	326,400
		856,554

	IT Services - 8.0%
7,985	Cognizant Technology Solutions Corp.*	407,075
3,635	Visa, Inc.	330,894
		737,969

	Multiline Retail - 3.5%
6,155	Target Corp.	323,753

	Pharmaceuticals - 5.8%
2,445	Allergan, Inc.	159,708
4,825	Novo-Nordisk A S - ADR	372,104
		531,812

	Semiconductors & Semiconductor Equipment - 1.5%
5,785	Altera Corp.	140,633

	Software - 3.1%
7,915	Adobe Systems, Inc.*	279,954

	TOTAL COMMON STOCKS
	(Cost $8,804,572)	9,094,393

	SHORT TERM INVESTMENTS - 1.6%
143,007	AIM - STIT Treasury Portfolio, 0.03%(1)	143,007

	TOTAL SHORT-TERM INVESTMENT
	(Cost $143,007)	143,007

	TOTAL INVESTMENTS IN SECURITIES - 100.7%
	(Cost $8,947,579)	9,237,400
	Liabilities in Excess of Other Assets (0.7)%	(61,956)
	TOTAL NET ASSETS - 100.0%	$9,175,444

* Non-income producing security.
(1) Seven-day yield
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

Cost of investments		$ 8,947,579
Gross unrealized appreciation		352,161
Gross unrealized depreciation		(62,340)
Net unrealized appreciation		$ 289,821

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at March 31, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3
Common Stock	$9,094,393	-	-

Short-Term Investments	143,007	-	-

Total Investments in Securities	$9,237,400	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Robert M. Slotky
                                                                            Robert M. Slotky, President

Date   May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                  Robert M. Slotky, President

Date   May 17, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    May 18, 2010

* Print the name and title of each signing officer under his or her signature.

DSM Large Cap Growth Fund 3.31.10 N-Q